ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE FOR THE SIX MONTHS ENDED JUNE 30, 2026	6 Months Ended
Jun. 30, 2026
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE FOR THE SIX MONTHS ENDED JUNE 30, 2026
ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE FOR THE SIX MONTHS ENDED JUNE 30, 2026

28ACCOUNTING STANDARDS ISSUED BUT NOT YET EFFECTIVE FOR THE SIX MONTHS ENDED JUNE 30, 2026

A number of amendments and new standards are not yet mandatory for annual periods beginning January 1, 2026. Earlier application is permitted; however, the Group has not early adopted any new or amended standards in preparing this interim financial report.

The following updates the information provided in the last annual financial statements about the possible impacts of IFRS 18 which may have a significant impact on the Group’s consolidated financial statements when adopted.

IFRS 18, Presentation and disclosure in financial statements

IFRS 18 will replace IAS 1 Presentation of financial statements and aims to improve the transparency and comparability of information about an entity’s financial statements. IFRS 18 is effective for annual reporting periods beginning on or after January 1, 2027 and is to be applied retrospectively.

Among other changes, under IFRS 18, entities are required to classify all income and expenses into five categories in the statement of profit or loss, namely the operating, investing, financing, discontinued operations and income tax categories. Entities are also required to provide specific disclosures about management-defined performance measures in a single note in the financial statements.

The Group does not plan to early adopt IFRS 18. IFRS 18 will impact the presentation of financial statements and is not expected to have a significant impact on the financial performance and position of the Group.